Related Party Transactions (Details) - Schedule of Due to Related Parties - USD ($)		Oct. 31, 2022		Oct. 31, 2021
Related Party Transaction [Line Items]
Due to related parties		$ 2,976,902		$ 6,924,224
Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]			3,040,099
Shanghai Weisheng International Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties		22,567		11,160
Keen Best Shipping Co., Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]			317,848
Mr. Dong Zhang [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]			799,000
Mr. Shoucheng Lei [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]			1,546,000
Mr. Qing Xu [Member]
Related Party Transaction [Line Items]
Due to related parties			[1]	752,000
Deyun Shipping Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]			12,739
Beijing Hanpu Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties	[3]	579,147		56,759
Mr. Guohua Zhang [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	2,371,188		388,619
New Galion Group Limited [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 4,000

[1]	The balances represented working capital loan from related parties. As of October 31, 2022 and 2021, Topsheen Shipping Limited paid salaries of $nil and $3,040,099 for the Group, respectively. As of October 31, 2022 and 2021, Mr. Guohua Zhang provided $2,371,188 and $388,619 working capital loan to the group. The loans are non-interest bearing and due on demand.
[2]	On October 19, 2021, Keen Best Shipping Co., Ltd, a non-controlling shareholder, transferred 400,000 shares of Topsheen Bulk to Topsheen Shipping for consideration of $327,848. The unpaid balance of $317,848 as of October 31, 2021 was fully settled in 2022.
[3]	On May 20, 2022, Caravelle entered into a vessel purchase agreement with a related party — Beijing Hanpu Technology Co., Ltd. to acquire a testing vessel for the purpose of testing and trial operation with the total purchase price of approximately $0.5 million. The testing vessel was delivered to the Company on June 6, 2022. The balance represents unpaid balance of the above contract and other purchased fixed assets.